Income Taxes - Statement of Provision for Federal Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current Operations	$ 56,700	$ 0
Less: valuation allowance	(56,700)	0
Net provision for Federal income taxes	$ 0	$ 0